UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2014 (Unaudited)

Common Stocks--97.6%	Shares		Value ($)
Australia--7.8%
ASX	44,970		1,511,297
Dexus Property Group	2,401,300		2,513,383
Fortescue Metals Group	386,590		1,585,730
Insurance Australia Group	643,080		3,541,336
Leighton Holdings	58,511		1,088,564
Rio Tinto	114,646		6,411,744
Spark Infrastructure Group	1,125,500		1,963,390
Westpac Banking	163,550		5,224,964
			23,840,408
France--8.6%
AXA	197,250		4,714,499
Cap Gemini	30,560		2,180,167
Carrefour	115,280		4,252,558
Electricite de France	86,370		2,720,129
Safran	43,360		2,838,913
Societe Generale	108,810		5,699,749
Thales	63,870		3,863,422
			26,269,437
Germany--10.4%
Allianz	26,960		4,492,718
Bayer	36,880		5,209,054
Commerzbank	345,640	a	5,433,311
Continental	10,250		2,374,076
Deutsche Lufthansa	79,510		1,707,130
Evonik Industries	30,980		1,232,328
HeidelbergCement	34,550		2,948,790
Infineon Technologies	175,510		2,193,935
OSRAM Licht	30,400	a	1,533,320
Siemens	32,730		4,322,619
			31,447,281
Hong Kong--3.3%
BOC Hong Kong Holdings	709,000		2,053,707
Cheung Kong Holdings	185,000		3,282,089
SJM Holdings	1,871,000		4,688,122
			10,023,918
Ireland--1.0%
Smurfit Kappa Group	132,600		3,033,114
Israel--1.3%

Teva Pharmaceutical Industries, ADR	75,380		3,951,420
Italy--3.8%
Enel	519,770		3,027,662
Eni	214,920		5,879,914
Telecom Italia	2,181,940	a	2,763,651
			11,671,227
Japan--22.3%
Aisin Seiki	84,400		3,357,505
Asahi Glass	475,000		2,799,220
Daito Trust Construction	19,300		2,269,019
Fujitsu	475,000		3,558,808
Hitachi	813,000		5,954,750
Honda Motor	135,600		4,734,388
INPEX	334,700		5,087,982
Isuzu Motors	373,000		2,466,907
Japan Tobacco	113,300		4,130,269
KDDI	90,100		5,495,562
Mitsubishi Electric	303,000		3,738,710
Nippon Shokubai	105,000		1,410,641
Omron	53,300		2,246,592
Secom	65,300		3,990,000
Seven & I Holdings	89,300		3,762,227
Shionogi & Co.	194,600		4,060,850
Sumitomo Metal Mining	75,000		1,217,857
Sumitomo Mitsui Financial Group	179,200		7,507,278
			67,788,565
Netherlands--3.8%
Akzo Nobel	40,050		3,002,516
ING Groep	282,070	a	3,962,807
Koninklijke Philips	140,740		4,466,178
			11,431,501
Singapore--.4%
Singapore Exchange	214,000		1,192,798
Spain--1.7%
ACS Actividades de Construccion y Servicios	60,095		2,748,422
Repsol	91,610		2,416,005
			5,164,427
Sweden--2.2%
Nordea Bank	263,990		3,725,821
Svenska Cellulosa, Cl. B	110,850		2,888,399
			6,614,220
Switzerland--8.4%
Adecco	36,140	a	2,974,989
Cie Financiere Richemont	22,870		2,399,699

Novartis	101,280		9,170,934
Roche Holding	24,020		7,164,287
Swiss Life Holding	15,890	a	3,768,231
			25,478,140
United Kingdom--20.8%
Barratt Developments	215,670		1,379,311
British Sky Broadcasting Group	163,900		2,535,693
Compass Group	144,090		2,507,864
Drax Group	303,760		3,329,653
Imperial Tobacco Group	67,620		3,043,548
ITV	724,310		2,208,927
Prudential	233,550		5,359,915
Reckitt Benckiser Group	58,350		5,092,843
Rolls-Royce Holdings	180,880	a	3,309,158
Royal Bank of Scotland Group	1,217,970	a	6,845,245
SABMiller	54,240		3,144,940
Shire	102,300		8,000,941
Subsea 7	147,130		2,744,063
Unilever	167,060		7,579,341
Whitbread	28,900		2,180,656
WPP	172,590		3,763,001
			63,025,099
United States--1.8%
iShares MSCI EAFE ETF	79,670		5,447,038
Total Common Stocks
(cost $268,153,257)			296,378,593

Preferred Stocks--1.1%
Germany
Volkswagen
(cost $3,254,775)	13,360		3,508,761

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,629,969)	2,629,969	[b]	2,629,969
Total Investments (cost $274,038,001)	99.6%		302,517,323
Cash and Receivables (Net)	.4%		1,167,313
Net Assets	100.0%		303,684,636

ADR - American Depository Receipts
ETF - Exchange-Traded Funds

a	Non-income producing security.

b Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $28,479,322 of which $31,890,072 related to appreciated investment securities and $3,410,750 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.1
Industrial	13.0
Consumer Discretionary	12.5
Health Care	12.4
Consumer Staples	11.1
Materials	6.9
Energy	5.3
Information Technology	5.3
Utilities	3.6
Telecommunications	2.7
Exchange-Traded Funds	1.8
Money Market Investment	.9
99.6

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	290,931,555	-	-	290,931,555
Equity Securities - Foreign Preferred Stocks+	3,508,761	-		-
Exchange-Traded Funds	5,447,038	-	-	5,447,038
Mutual Funds	2,629,969	-	-	2,629,969

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2014 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--1.3%
Lear	14,160		1,264,771
Banks--11.7%
BankUnited	34,540		1,156,399
City National	20,277		1,536,186
Comerica	25,880		1,298,141
First Horizon National	91,635		1,086,791
Hancock Holding	29,450		1,040,174
SVB Financial Group	9,030	a	1,053,079
Synovus Financial	65,698		1,601,717
UMB Financial	22,200		1,407,258
Webster Financial	35,540		1,120,932
			11,300,677
Capital Goods--8.3%
AGCO	13,860		779,209
Armstrong World Industries	24,690	a	1,417,947
Carlisle	17,300		1,498,526
Chart Industries	5,820	a	481,547
Regal-Beloit	16,500		1,296,240
Snap-on	13,220		1,566,834
Timken	14,720		998,605
			8,038,908
Commercial & Professional Services--5.2%
Clean Harbors	24,372	a	1,565,901
Equifax	18,200		1,320,228
Herman Miller	36,850		1,114,344
Towers Watson & Co., Cl. A	9,840		1,025,623
			5,026,096
Consumer Durables & Apparel--2.3%
Lennar, Cl. A	19,580		821,968
Toll Brothers	23,110	a	852,759
Vera Bradley	23,320	a,b	510,008

			2,184,735
Consumer Services--2.7%
Cheesecake Factory	23,640		1,097,369
Hyatt Hotels, Cl. A	24,460	a	1,491,571
			2,588,940
Diversified Financials--3.2%
E*TRADE Financial	72,340	a	1,537,948
Raymond James Financial	31,400		1,592,922
			3,130,870
Energy--6.5%
Energen	17,920		1,592,730
Geospace Technologies	12,420	a	684,094
Key Energy Services	178,460	a	1,631,124
Nabors Industries	46,720		1,372,166
Oil States International	16,120	a	1,033,131
			6,313,245
Exchange-Traded Funds--.2%
iShares Russell 2000 Value ETF	1,430	b	147,662
Food & Staples Retailing--1.3%
Casey's General Stores	17,330		1,218,126
Health Care Equipment & Services--9.8%
Air Methods	29,700	a	1,534,005
Centene	19,269	a	1,456,929
HealthSouth	40,650		1,458,116
MEDNAX	20,710	a	1,204,287
Omnicare	23,970		1,595,683
Select Medical Holdings	39,230		611,988
Universal Health Services, Cl. B	16,980		1,626,005
			9,487,013
Insurance--2.1%
First American Financial	33,950		943,471
Old Republic International	67,450		1,115,623
			2,059,094
Materials--5.0%
Allegheny Technologies	31,400		1,416,140
Cytec Industries	4,750		500,745
Packaging Corporation of America	16,390		1,171,721
Steel Dynamics	54,620		980,429

Stillwater Mining	44,900	a	787,995
			4,857,030
Media--2.7%
E.W. Scripps, Cl. A	63,590	a	1,345,564
New York Times, Cl. A	83,820		1,274,902
			2,620,466
Pharmaceuticals, Biotech & Life Sciences--2.3%
PerkinElmer	15,190		711,500
Salix Pharmaceuticals	12,330	a	1,520,906
			2,232,406
Real Estate--5.5%
Corporate Office Properties Trust	42,910	c	1,193,327
Corrections Corporation of America	33,910	c	1,113,943
DCT Industrial Trust	91,680	c	752,693
Douglas Emmett	37,010	c	1,044,422
Healthcare Trust of America, Cl. A	104,080		1,253,123
			5,357,508
Retailing--2.5%
American Eagle Outfitters	83,650	b	938,553
Staples	53,710		582,216
Urban Outfitters	27,990	a	947,741
			2,468,510
Semiconductors & Semiconductor Equipment--1.2%
Teradyne	60,360	b	1,183,056
Software & Services--11.0%
Akamai Technologies	21,740	a	1,327,444
Amdocs	26,290		1,218,016
CoreLogic	50,000	a	1,518,000
IAC/InterActiveCorp	16,030		1,109,757
Monotype Imaging Holdings	18,000		507,060
NICE Systems, ADR	26,190		1,068,814
PTC	37,560	a	1,457,328
Solera Holdings	17,730		1,190,570
Synopsys	33,105	a	1,285,136
			10,682,125
Technology Hardware & Equipment--4.6%
Brocade Communications Systems	101,250		931,500
F5 Networks	11,750	a	1,309,420

IPG Photonics	22,190	a,b	1,526,672
Lexmark International, Cl. A	15,040		724,326
			4,491,918
Transportation--5.0%
Alaska Air Group	17,360		1,650,068
Con-way	23,100		1,164,471
Hub Group, Cl. A	10,060	a	507,024
Ryder System	17,870		1,574,168
			4,895,731
Utilities--4.9%
CMS Energy	39,620		1,234,163
Great Plains Energy	34,686		932,013
NiSource	24,130		949,274
Portland General Electric	23,938		829,930
UGI	15,690		792,345
			4,737,725
Total Common Stocks
(cost $71,107,456)			96,286,612

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,279,859)	1,279,859	[d]	1,279,859
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,914,406)	2,914,406	[d]	2,914,406
Total Investments (cost $75,301,721)	103.6%		100,480,877
Liabilities, Less Cash and Receivables	(3.6%)		(3,459,018)
Net Assets	100.0%		97,021,859

ADR - American Depository Receipts
ETF - Exchange-Traded Funds

a	Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2014, the value of the fund's securities on loan was $2,834,040 and the value of the collateral held by the fund was $2,914,406.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $25,179,156 of which $25,776,383 related to appreciated investment securities and $597,227 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.7
Software & Services	11.0
Health Care Equipment & Services	9.8
Capital Goods	8.3
Energy	6.5
Real Estate	5.5
Commercial & Professional Services	5.2
Materials	5.0
Transportation	5.0
Utilities	4.9
Technology Hardware & Equipment	4.6
Money Market Investments	4.3
Diversified Financials	3.2
Consumer Services	2.7
Media	2.7
Retailing	2.5
Consumer Durables & Apparel	2.3
Pharmaceuticals, Biotech & Life Sciences	2.3
Insurance	2.1
Automobiles & Components	1.3
Food & Staples Retailing	1.3
Semiconductors & Semiconductor Equipment	1.2
Exchange-Traded Funds	.2
103.6

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	95,070,136	-	-	95,070,136
Equity Securities - Foreign Common Stocks+	1,068,814	-	-	1,068,814
Exchange-Traded Funds	147,662	-	-	147,662
Mutual Funds	4,194,265	-	-	4,194,265

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)